Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					12 Months Ended							0 Months Ended			0 Months Ended					12 Months Ended
	Feb. 01, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	May 03, 2014	Oct. 19, 2011	Feb. 02, 2013 Cerberus Term Loan Agreement [Member]	Oct. 19, 2011 Cerberus Term Loan Agreement [Member]	Dec. 12, 2013 7.625% 1997 Debentures due October 15, 2017 [Member]	Feb. 01, 2014 12.875% 2009 Debentures due December 31, 2014 [Member]	Nov. 27, 2013 Minimum [Member]	Oct. 19, 2011 Minimum [Member] Cerberus Term Loan Agreement [Member]	Feb. 01, 2014 Minimum [Member] Sun Term Loan Agreements [Member]	Oct. 19, 2011 Minimum [Member] Base Rate [Member]	Oct. 19, 2011 Maximum [Member] Cerberus Term Loan Agreement [Member]	Feb. 01, 2014 Maximum [Member] Sun Term Loan Agreements [Member]	Oct. 19, 2011 Maximum [Member] Base Rate [Member]	Nov. 27, 2013 Kellwood [Member]	Feb. 01, 2014 Kellwood [Member] 7.625% 1997 Debentures due October 15, 2017 [Member]	Dec. 12, 2013 Kellwood [Member] 7.625% 1997 Debentures due October 15, 2017 [Member]	Nov. 27, 2013 Kellwood [Member] 7.625% 1997 Debentures due October 15, 2017 [Member]	Feb. 01, 2014 Kellwood [Member] 12.875% 2009 Debentures due December 31, 2014 [Member]	Feb. 01, 2014 Kellwood [Member] 12.875% 2009 Debentures due December 31, 2014 [Member] Payment in Cash Note [Member]	Feb. 01, 2014 Kellwood [Member] 12.875% 2009 Debentures due December 31, 2014 [Member] Payment in Kind (PIK) Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of membership interests distributed																			100.00%
Notes receivable immediately repaid																			$ 341,500
Notes receivable outstanding balance from related parties																			0
Accrued and unpaid interest																			9,100
Separation of non-Vince businesses and settlement of Kellwood note receivable	73,081		73,081
U.S. statutory rate, percentage		35.00%	35.00%	(35.00%)	(35.00%)
Non-Vince business, remaining assets	0		0	200,832		0
Non-Vince business, remaining liabilities	0		0	566,494		0
Aggregate lending commitments of credit facility							160,000
Credit facility extinguished amount				5,000
Credit facility interest rate															1.25%			1.75%
Term loan aggregate amount									55,000
Term loan repaid amount								10,000
LIBOR interest rate													10.25%			11.25%
Reference rate													7.75%			8.75%
Percentage of interest to be paid-in-kind									1.00%
Debt instrument, interest rate											12.875%			5.00%			6.00%			7.625%				7.875%	5.00%
Debt instrument, interest rate terms																							Interest on the 12.875% 2009 Debentures due December 31, 2014 of Kellwood Company (the "12.875% Notes") was paid (a) in cash at a rate of 7.875% per annum payable in January and July; and (b) in the form of PIK interest at a rate of 5.0% per annum ("PIK Interest") payable either by increasing the principal amount of the outstanding 12.875% Notes, or by issuing additional 12.875% Notes with a principal amount equal to the PIK Interest accrued for the interest period.
Purchased (and cancelled) in aggregate principal amount																					4,670	33,474
Aggregate principal amount outstanding										$ 48,808		$ 15,000